Income tax - Summary of components of deferred tax assets and deferred tax liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 2,881,426	R$ 2,622,645	R$ 2,017,771	R$ 1,500,839
Deferred tax expense (income)	258,781	604,874	516,932
Deferred tax assets	3,370,919	2,887,935
Deferred tax liabilities	(489,493)	(265,290)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	1,137,635	1,051,966
Deferred tax expense (income)	85,669	309,721	167,125
Goodwill on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	65,886	51,319
Deferred tax expense (income)	14,567	15,496	29,447
Provisions for IFA's Coommissions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	86,854	84,756
Deferred tax expense (income)	2,098	(5,319)	18,089
Revaluations of Financial Assets at Fair Value [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	277,750	294,986
Deferred tax expense (income)	(17,236)	461,267	48,175
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	373,261	334,006
Deferred tax expense (income)	39,255	(1,705)	277,503
Profit Sharing Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	329,517	298,539
Deferred tax expense (income)	30,978	19,556	9,034
Net Gain on Hedge Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(41,076)	(31,854)
Deferred tax expense (income)	(9,222)	(9,150)	(11,535)
Share-base Compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	375,420	558,744
Deferred tax expense (income)	(183,324)	(68,986)	61,009
Classes of other provisions [domain]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	276,179	(19,817)
Deferred tax expense (income)	R$ 295,996	R$ (116,006)	R$ (81,915)